Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000011302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.93%	6.08%	1.48%	2.75%
C000038561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.61%)	1.33%	0.38%	2.06%
C000038561 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.81%	5.83%	1.25%	2.50%
C000011299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	3.88%	5.99%	1.41%	2.66%
C000038562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	2.41%	4.03%	0.48%	1.89%
C000038562 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	3.41%	5.03%	0.48%	1.89%
C000199773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	4.04%	6.13%	1.55%	2.79%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%	1.35%	2.45%
California Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Customized Reference Benchmark
Average Annual Return, Percent	4.72%	5.56%	1.28%